Business Acquisitions (Details) - Schedule of Pro Forma Consolidated Results of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Pro Forma Consolidated Results of Operations [Abstract]
Revenue	$ 5,710,738	$ 8,754,610	$ 16,953,261	$ 17,471,036
Costs and expenses	7,147,711	10,312,255	18,666,172	16,235,014
(Loss) income from operations	1,436,973	1,557,645	(17,129,111)	1,236,022
Other expense	643,183	842,027	(1,423,882)	(211,091)
(Loss) income before income taxes	2,080,156	2,399,672	(3,136,793)	1,024,931
Income tax benefit (expense)	30,094	30,094	30,094	(74,330)
Net (loss) income	$ (2,050,062)	$ (2,369,578)	$ (3,106,699)	$ 950,601